Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 2,426	$ 5,213	$ 607	$ 757
Prepayments and advances, net		38,221
Due from intercompany and others	14,951,086	6,147,054
TOTAL CURRENT ASSETS	14,953,512	6,190,488
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	61,889,007	48,218,876
TOTAL ASSETS	76,842,519	54,409,364
CURRENT LIABILITIES
Accrued expenses and other current liabilities		464,044
TOTAL CURRENT LIABILITIES		464,044
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	59,472,255	28,369,076
Unearned compensation	(624,455)
Retained earnings	14,380,976	27,472,766
Accumulated other comprehensive income (loss)	3,593,188	(1,914,232)
Total shareholders’ equity	76,842,519	53,945,320
Total liabilities and shareholders’ equity	76,842,519	54,409,364
Class A Common Stock
Shareholders’ equity
Common stock, value	20,555	17,710
Class B Common Stock
Shareholders’ equity
Common stock, value